Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

NOTE 20 – Subsequent Events

a)	In January 2020, the Company granted 2,140,306 stock options to certain officers, directors, employees and consultants of the Company with an exercise price of $1.05 per option exercisable for a period of 5 years vesting one-third immediately and one-third every year thereafter. In addition, the Company granted 927,276 restricted share units to certain officers and directors vesting one-third every year. Furthermore, 453,856 stock options expired unexercised.